Form N-1A Supplement	Jul. 18, 2025
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date:

I.	The section of the Prospectus titled “FUND SUMMARY: Venerable Small Cap Index” is deleted in its entirety and replaced with “FUND SUMMARY: Venerable Small Cap Index Fund”.

Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date:

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date:

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date: